Cover	9 Months Ended
May 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AB INTERNATIONAL GROUP CORP.
Entity Central Index Key	0001605331
Entity Tax Identification Number	37-1740351
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	48 Wall Street
Entity Address, Address Line Two	Suite 1009
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	918-4519
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false